Long-Term Loan Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2027	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income receivable		$ 8	$ 8	$ 8
Forecast [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term loan receivable fixed interest rate	8.00%